Parent Company Only Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Other assets	$ 4,171	$ 3,787
Total Assets	885,124	821,706
Liabilities and Equity:
Subordinated debentures	13,403	13,403
Other liabilities	9,160	7,523
Equity	112,207	103,050	$ 93,964
Total liabilities and equity	885,124	821,706
Income:
Total interest income	39,410	38,132
Expense:
Total interest expense	5,812	5,579
Income before income tax expense	18,786	18,023
Net income attributable to Company	10,697	10,473
Preferred stock dividend and discount accretion	(1,200)	(1,200)
Net income available to common shareholders	9,497	9,273
Cash Flows from Operating Activities
Net income	11,943	12,312
Changes in operating assets and liabilities:
(Decrease) increase in accrued interest payable and other accrued liabilities	1,686	1,042
Net cash provided by operating activities	5,054	26,530
Cash Flows from Investing Activities
Net cash used in investing activities	(64,419)	(47,786)
Cash Flows from Financing Activities
Purchase of treasury stock	(831)	0
Proceeds from exercise of stock options	2,697	114
Payment of dividend on preferred stock and common stock	(2,661)	(1,575)
Net cash provided by financing activities	50,556	11,833
(Decrease)/increase in cash and cash equivalents	(8,809)	(9,423)
Cash and Cash Equivalents, January 1,	36,238	45,661
Cash and Cash Equivalents, December 31,	27,429	36,238	45,661
Parke Bancorp Inc.
Assets:
Cash	1,540	138
Investments in subsidiaries	124,599	116,378
Other assets	5	56
Total Assets	126,144	116,572
Liabilities and Equity:
Subordinated debentures	13,403	13,403
Other liabilities	700	264
Equity	112,041	102,905
Total liabilities and equity	126,144	116,572
Income:
Dividends from bank subsidiary	2,657	1,180
Other income	0	0
Total interest income	2,657	1,180
Expense:
Interest on subordinated debentures	259	251
Salary	160	80
Other expenses	101	51
Total interest expense	520	382
Income before income tax expense	2,137	798
Equity in undistributed earnings of subsidiaries	8,560	9,675
Net income attributable to Company	10,697	10,473
Discount on Series A preferred stock	0	0
Preferred stock dividend and discount accretion	(1,200)	(1,200)
Net income available to common shareholders	9,497	9,273
Cash Flows from Operating Activities
Net income	10,697	10,473
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(8,560)	(9,675)
Changes in operating assets and liabilities:
Increase in other assets	(51)	0
(Decrease) increase in accrued interest payable and other accrued liabilities	436	(30)
Net cash provided by operating activities	2,522	768
Cash Flows from Investing Activities
Net cash used in investing activities	0	0
Cash Flows from Financing Activities
Purchase of treasury stock	(831)	0
Aggregate repurchase price of Perpetual Preferred Stock	0	(250)
Proceeds from exercise of stock options	2,749	114
Payment of dividend on preferred stock and common stock	(2,661)	(1,575)
Other, net	(377)	(16)
Net cash provided by financing activities	(1,120)	(1,727)
(Decrease)/increase in cash and cash equivalents	1,402	(959)
Cash and Cash Equivalents, January 1,	138	1,097
Cash and Cash Equivalents, December 31,	$ 1,540	$ 138	$ 1,097